SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Inventories	Inventories: Inventories, which are comprised of bunker fuel and lubrication oil, are stated at the lower of cost or market, which is determined on a first-in, first out ("FIFO") basis.
Consolidation
Consolidation

Entities in which the Company has controlling financial interest are consolidated in accordance with ASC 810. The subsidiaries accounting policies are in conformity with U.S. GAAP. The consolidated subsidiaries do not generate external revenue for the Company. Expenses from the consolidated subsidiaries have been included in the statement of operations as from January 1, 2013.

Intercompany balances and transactions are eliminated upon consolidation. Currency translation differences are recognized in Other Comprehensive income in accordance with ASC 830-20-35-3 and 4.

Income Taxes
Income Taxes

The Company is incorporated in Bermuda. Under current Bermuda law, the Company is not subject to corporate income tax.

The Company has two wholly-owned subsidiaries in Norway which are subject to income tax in their jurisdictions at 28% of their taxable profit. The tax incurred and paid by subsidiaries is not material.

Recent account pronouncements:
Recent account pronouncements:

In February 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-02 to amend, Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income (Topic 220). The ASU require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. The Company adopted ASU 2013-02 from January 1, 2013, without material impact on our financial position, result of operations, or cash flows.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. This ASU requires the Company to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance ASU 2011-11 is effective for public companies for fiscal years, and interim periods within those years beginning on or after January 1, 2013. The Company adopted ASU 2011-11 from January 1, 2013 without material impact on our financial position, result of operations, or cash flows.